Related Party Transactions - Founder Shares (Details)							1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 17, 2018 USD ($) shares	Jul. 05, 2017 shares	Nov. 28, 2016 shares	Nov. 26, 2016 shares	Dec. 14, 2015 USD ($) $ / shares shares	Nov. 24, 2015 shares	Oct. 31, 2016 $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2015 shares	Dec. 31, 2016 USD ($) shares	Oct. 14, 2016
Related Party Transactions
Shares subject to forfeiture										1,125,000
Minimum ownership of ordinary shares by initial shareholders (as a percent)								20.00%	20.00%
Shares forfeited				875,000
Founder Shares redemption covenant, minimum price per share | $ / shares								$ 12.00
Class B
Related Party Transactions
Ordinary shares, shares issued								5,812,500	7,750,000		7,750,000
Ordinary shares, value | $								$ 581	$ 775		$ 775
Ratio of conversion from Class B to Class A ordinary shares								1	1
Founder Shares Transactions | Class B
Related Party Transactions
Ratio of conversion from Class B to Class A ordinary shares								1
Restriction to transfer Class B ordinary shares (in years)								1 year
Founder Shares redemption covenant, threshold trading days								20 days
Founder Shares redemption covenant, threshold consecutive trading days								30 days
Founder Shares redemption covenant, minimum restriction term (in days)								150 days
Founder Shares Transactions | Common Class B and private placement warrants
Related Party Transactions
Consideration amount | $	$ 0
Founder Shares Transactions | Sponsor
Related Party Transactions
Shares subject to forfeiture					1,125,000
Founder Shares Transactions | Sponsor | Class B
Related Party Transactions
Ordinary shares, shares issued					8,625,000
Price per share | $ / shares					$ 0.003
Ordinary shares, value | $					$ 25,000
Shares subject to forfeiture					1,125,000
Shares forfeited			875,000			875,000
Share sold		186,320	161,180
Ratio of conversion from Class B to Class A ordinary shares									1
Restriction to transfer Class B ordinary shares (in years)									1 year
Founder Shares redemption covenant, minimum price per share | $ / shares									$ 12.00
Founder Shares redemption covenant, threshold trading days									20 days
Founder Shares redemption covenant, threshold consecutive trading days									30 days
Founder Shares redemption covenant, minimum restriction term (in days)									150 days
Founder Shares Transactions | Initial Shareholders
Related Party Transactions
Minimum ownership of ordinary shares by initial shareholders (as a percent)					20.00%				20.00%			20.00%
Founder Shares Transactions | Director | Class B
Related Party Transactions
Ordinary shares, shares issued							50,000
Price per share | $ / shares							$ 0.003
Additional purchase of ordinary shares							421,250
Founder Shares Transactions | Sponsor and other holders
Related Party Transactions
Consideration amount | $	$ 0
Aggregate of shares that were canceled	1,937,500
Founder Shares Transactions | Initial Shareholders and other holders | Class B
Related Party Transactions
Shares agreed to surrender upon satisfaction or waiver of certain conditions	4,421,507
Private Placement Warrants | Sponsor | Class B
Related Party Transactions
Share sold		404,723	350,114
Private Placement Warrants | Initial Shareholders and other holders
Related Party Transactions
Shares agreed to surrender upon satisfaction or waiver of certain conditions	16,400,000